Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Plan 2018-2021 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2018 - 2021

	2023	2022	2021
Amount at the beginning of the fiscal year	-	-	237,082
- Granted	-	-	-
- Settled	-	-	(230,254)
- Expired	-	-	(6,828)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	-	(2)
Fair value of shares on grant date (in U.S. dollars)	-	-	13.60

(1)	The life of the plan in 2021 was 7 months.
(2)	Registered value less than 1.

Plan 2019-2022 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2019 - 2022

	2023	2022		2021
Amount at the beginning of the fiscal year	-	258,904		467,368
- Granted	-	-		-
- Settled	-	(192,225)		(182,510)
- Expired	-	(66,679)		(25,954)

Amount at the end of the fiscal year (1)	-	-		258,904

Expense recognized during the fiscal year	-	-	(2)	2
Fair value of shares on grant date (in U.S. dollars)	-	9.97		9.97

(1)	The life of the plan in 2022 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2021.
(2)	Registered value less than 1.

Plan 2020-2023 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2020 - 2023

	2023		2022	2021

Amount at the beginning of the fiscal year	350,796		681,529	985,900
- Granted	-		-	-
- Settled	(271,817)		(308,298)	(263,914)
- Expired	(78,979)		(22,435)	(40,457)

Amount at the end of the fiscal year (1)	-		350,796	681,529

Expense recognized during the fiscal year	-	(2)	1	2
Fair value of shares on grant date (in U.S. dollars)	4.75		4.75	4.75

(1)	The life of the plan in 2023 was 7 months, whereas the average remaining life of the plan was 7 months as of December 31, 2022, and between 7 and 19 months as of December 31, 2021.
(2)	Registered value less than 1.

Plan 2021-2024 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2021 - 2024

	2023	2022	2021

Amount at the beginning of the fiscal year	818,823	1,252,400	-
- Granted	50,037	-	1,252,400
- Settled	(367,371)	(418,598)	-
- Expired	(23,392)	(14,979)	-

Amount at the end of the fiscal year (1)	478,097	818,823	1,252,400

Expense recognized during the fiscal year	17	6	2
Fair value of shares on grant date (in U.S. dollars)	36.43	8.00	8.00

(1)
The average remaining life of the plan is 7 months as of December 31, 2023, whereas the remaining life of the plan was between 7 and 19 months as of December 31, 2022, and between 7 and 31 months as of December 31, 2021.

Plan 2022 - 2025 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2022 - 2025

	2023	2022	2021

Amount at the beginning of the fiscal year	962,150	-	-
- Granted	69,176	962,150	-
- Settled	(320,649)	-	-
- Expired	(69,516)	-	-

Amount at the end of the fiscal year (1)	641,161	962,150	-

Expense recognized during the fiscal year	2	1	-
Fair value of shares on grant date (in U.S. dollars)	6.67	6.67	-

(1)	The average remaining life of the plan is between 8 and 20 months as of December 21, 2023, whereas the average remaining life of the plan was between 8 and 32 months as of December 31, 2022.

Plan 2023 - 2026 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2023 - 2026

	2023		2022	2021

Amount at the beginning of the fiscal year	-		-	-
- Granted	778,756	(2)	-	-
- Settled	(7,473)		-	-
- Expired	(50,915)		-	-

Amount at the end of the fiscal year (1)	720,368		-	-

Expense recognized during the fiscal year	1		-	-
Fair value of shares on grant date (in U.S. dollars)	14.63		-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2023.
(2)	Includes an allocation of 47,650 shares with settlement upon plan expiration.